Trade and other payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure detailed information about of trade payable [Line Items]
Trade payables		€ 13,070	€ 7,418
Accrued expenses		9,446	3,458
Employee related liabilities		950	1,253
Payroll taxes, social security and VAT payables		5,261	1,112
Payables to related parties		28	31
Other payables		578	467
Total	€ 43,563	€ 29,333	€ 13,739